JPMORGAN INSURANCE TRUST

270 Park Avenue

New York, New York 10017

December 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”) on behalf of

JPMorgan Global Allocation Portfolio and

JPMorgan Income Builder Portfolio (the “Portfolios”)

File No. 811-7874 and 33-66080

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (Amendment No. 48 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to incorporate comments as indicated to the SEC staff in correspondence dated November 12, 2014, to add certain exhibits and to make any non-material changes as the Trust deems appropriate. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis Assistant Secretary